Severance Indemnities and Pension Plans (Summary of Assumptions Used in Computation) (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	0.61%	0.76%	0.82%
Weighted-average assumptions used, Discount rates in determining benefit obligation	0.63%	0.61%	0.76%
Weighted-average assumptions used, Rates of increase in future compensation level for determining expense	3.21%	3.21%	3.23%
Weighted-average assumptions used, Rates of increase in future compensation level for determining benefit obligation	3.46%	3.21%	3.21%
Weighted-average assumptions used, Expected rates of return on plan assets	2.89%	2.83%	2.87%
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	3.80%	3.19%	3.52%
Weighted-average assumptions used, Discount rates in determining benefit obligation	3.05%	3.87%	3.38%
Weighted-average assumptions used, Rates of increase in future compensation level for determining expense	5.01%	4.65%	4.65%
Weighted-average assumptions used, Rates of increase in future compensation level for determining benefit obligation	5.12%	5.01%	4.65%
Weighted-average assumptions used, Expected rates of return on plan assets	6.25%	6.70%	6.71%
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	3.87%	3.27%	3.61%
Weighted-average assumptions used, Discount rates in determining benefit obligation	2.96%	3.99%	3.43%
Weighted-average assumptions used, Expected rates of return on plan assets	7.00%	7.50%	7.50%